Finance Receivables (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Capital Lease Future Minimum Lease Payments
2013	$ 34,573
2014	32,277
2015	31,968
2016	30,150
2017	29,707
Thereafter	271,839
Total	$ 430,514